Note 8 - Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Beginning balance	$ 396	$ 855
Additions	1,123	26
Additions	569
Reductions	(16)	(2)
Lapses in statues of limitations	(7)	(483)
Balance as of March 31,	$ 2,065	$ 396